Bank Loans and Notes Payable - Summary of Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)		Dec. 31, 2018 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 3,866				$ 2,436
Long-term debt	119,394				126,228
Current portion of long term debt	(16,494)	[1]	$ (859)	[1],[2]	(11,238)
Non-current portion of long-term debt	102,900				114,990
Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	15,489				20,822
Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	103,905				105,406
0-1 years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	3,866
Long-term debt	16,494
0-1 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,175
0-1 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,319
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,101
1-2 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	6,515
1-2 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,586
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	6,315
2-3 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	6,019
2-3 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	296
3-4 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	36,034
3-4 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	779
3-4 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	35,255
4-5 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	17,271
4-5 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	17,271
Later than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	33,178
Later than 5 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	33,178
U S dollar [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3,921				$ 4,025
Interest rate	3.30%		3.30%		3.30%
U S dollar [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 954				$ 7
Interest rate	7.60%		7.60%		3.70%
U S dollar [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 799				$ 10
Interest rate	7.50%		7.50%		3.30%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 38,198				$ 39,203
Interest rate	4.50%		4.50%		4.50%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings promissory note [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4,531				$ 4,652
Interest rate	0.40%		0.40%		0.40%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,701				$ 5,849
Interest rate	2.90%		2.90%		2.90%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 13,160				$ 13,504
Interest rate	4.40%		4.40%		4.40%
U S dollar [member] | 0-1 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4
U S dollar [member] | 0-1 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 799
Interest rate	7.50%		7.50%
U S dollar [member] | 0-1 years [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 9,577
Interest rate	4.60%		4.60%
U S dollar [member] | 0-1 years [member] | Fixed rate debt [member] | Long term borrowings promissory note [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4,531
Interest rate	0.40%		0.40%
U S dollar [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 398
Interest rate	7.50%		7.50%
U S dollar [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3,921
Interest rate	3.30%		3.30%
U S dollar [member] | 2-3 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 212
Interest rate	7.50%		7.50%
U S dollar [member] | 3-4 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 210
Interest rate	7.60%		7.60%
U S dollar [member] | 3-4 years [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,701
Interest rate	2.90%		2.90%
U S dollar [member] | 4-5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 130
Interest rate	8.00%		8.00%
U S dollar [member] | 4-5 years [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 17,112
Interest rate	3.90%		3.90%
U S dollar [member] | Later than 5 years [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 11,509
Interest rate	5.30%		5.30%
U S dollar [member] | Later than 5 years [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 13,160
Interest rate	4.40%		4.40%
Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,822				$ 10,732
Interest rate	8.90%		8.90%		8.60%
Mexican peso [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,497				$ 1,497
Interest rate	8.70%		8.70%		8.60%
Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 100				$ 450
Interest rate	8.90%		8.90%		9.20%
Mexican peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 139				$ 79
Interest rate	9.10%		9.10%		6.40%
Mexican peso [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 18,483				$ 18,481
Interest rate	6.90%		6.90%		6.90%
Mexican peso [member] | 0-1 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 244
Interest rate	9.80%		9.80%
Mexican peso [member] | 0-1 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 100
Interest rate	8.90%		8.90%
Mexican peso [member] | 0-1 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 49
Interest rate	8.20%		8.20%
Mexican peso [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,488
Interest rate	8.80%		8.80%
Mexican peso [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 47
Interest rate	8.30%		8.30%
Mexican peso [member] | 1-2 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2,499
Interest rate	8.30%		8.30%
Mexican peso [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 67
Interest rate	10.00%		10.00%
Mexican peso [member] | 2-3 years [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,497
Interest rate	8.70%		8.70%
Mexican peso [member] | 2-3 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 19
Interest rate	11.00%		11.00%
Mexican peso [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 23
Interest rate	10.10%		10.10%
Mexican peso [member] | 3-4 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 17
Interest rate	11.00%		11.00%
Mexican peso [member] | 3-4 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 7,496
Interest rate	5.50%		5.50%
Mexican peso [member] | 4-5 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.60%		10.60%
Mexican peso [member] | 4-5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 7
Interest rate	11.00%		11.00%
Mexican peso [member] | Later than 5 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 8,488
Interest rate	7.90%		7.90%
Brazilian reais [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 397				$ 505
Interest rate	8.80%		8.80%		9.50%
Brazilian reais [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1				$ 5
Interest rate	0.40%		0.40%		0.40%
Brazilian reais [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 415				$ 545
Interest rate	6.00%		6.00%		6.00%
Brazilian reais [member] | 0-1 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 240
Interest rate	8.60%		8.60%
Brazilian reais [member] | 0-1 years [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1
Interest rate	0.40%		0.40%
Brazilian reais [member] | 0-1 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 158
Interest rate	5.80%		5.80%
Brazilian reais [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 127
Interest rate	9.00%		9.00%
Brazilian reais [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 94
Interest rate	6.00%		6.00%
Brazilian reais [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 29
Interest rate	9.70%		9.70%
Brazilian reais [member] | 2-3 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 65
Interest rate	6.00%		6.00%
Brazilian reais [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.40%		9.40%
Brazilian reais [member] | 3-4 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 55
Interest rate	6.10%		6.10%
Brazilian reais [member] | 4-5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 22
Interest rate	6.50%		6.50%
Brazilian reais [member] | Later than 5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 21
Interest rate	6.60%		6.60%
Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 869				$ 848
Interest rate	5.60%		5.60%		5.70%
Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 583				$ 454
Interest rate	5.80%		5.80%		5.60%
Colombian peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 185
Interest rate	6.20%		6.20%
Colombian peso [member] | 0-1 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 837
Interest rate	5.50%		5.50%
Colombian peso [member] | 0-1 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 583
Interest rate	5.80%		5.80%
Colombian peso [member] | 0-1 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 185
Interest rate	6.20%		6.20%
Colombian peso [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 16
Interest rate	6.80%		6.80%
Colombian peso [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 13
Interest rate	6.80%		6.80%
Colombian peso [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3
Interest rate	7.40%		7.40%
Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2,982				$ 3,211
Interest rate	5.00%		5.00%		4.10%
Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 34				$ 74
Interest rate	3.40%		3.40%		3.50%
Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 1,241				$ 594
Interest rate	3.10%		3.10%		3.20%
Chilean peso [member] | 0-1 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 853
Interest rate	5.30%		5.30%
Chilean peso [member] | 0-1 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 1,267
Interest rate	3.20%		3.20%
Chilean peso [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 884
Interest rate	5.70%		5.70%
Chilean peso [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 34
Interest rate	3.40%		3.40%
Chilean peso [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 492
Interest rate	4.30%		4.30%
Chilean peso [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 753
Interest rate	4.20%		4.20%
Argentine peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 45
Interest rate	73.70%		73.70%
Argentine peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 181				$ 157
Interest rate	63.50%		63.50%		36.80%
Argentine peso [member] | 0-1 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 45
Interest rate	73.70%		73.70%
Argentine peso [member] | 0-1 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 181
Interest rate	63.50%		63.50%
Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 514				$ 573
Interest rate	10.20%		10.20%		10.20%
Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 706				$ 771
Interest rate	9.90%		9.90%		10.00%
Uruguayan peso [member] | 0-1 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 706
Interest rate	9.90%		9.90%
Uruguayan peso [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 514
Interest rate	10.20%		10.20%
Euro [member] | Fixed rate debt [member] | Senior unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 21,776				$ 22,439
Interest rate	1.70%		1.70%		1.70%
Euro [member] | 3-4 years [member] | Fixed rate debt [member] | Senior unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 21,776
Interest rate	1.70%		1.70%
Fair value [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 3,866
Long-term debt	124,891
Fair value [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	15,346
Fair value [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	109,545
Fair value [member] | U S dollar [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,921
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	954
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	799
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	41,715
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings promissory note [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,531
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	5,745
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,551
Fair value [member] | Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	5,822
Fair value [member] | Mexican peso [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,353
Fair value [member] | Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	100
Fair value [member] | Mexican peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	139
Fair value [member] | Mexican peso [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	17,832
Fair value [member] | Brazilian reais [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	397
Fair value [member] | Brazilian reais [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	1
Fair value [member] | Brazilian reais [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	415
Fair value [member] | Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	869
Fair value [member] | Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	583
Fair value [member] | Colombian peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	185
Fair value [member] | Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,983
Fair value [member] | Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	34
Fair value [member] | Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	1,267
Fair value [member] | Argentine peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	45
Fair value [member] | Argentine peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	181
Fair value [member] | Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	514
Fair value [member] | Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	706
Fair value [member] | Euro [member] | Fixed rate debt [member] | Senior unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 23,115

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3